Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss for the period	$ (10,116)	$ (3,163)	$ (12,140)	$ (7,525)
Adjustments to reconcile loss to net cash used in operating activities	6,838	(808)	4,033	1,761
Total net cash used in operating activities	(3,278)	(3,971)	(8,107)	(5,764)
Cash flows from investing activities:
Changes in short-term deposits	3,074	(3,343)	7,008	(23,296)
Investment in marketable securities	(714)		(1,001)
Purchase of fixed assets	(70)	(42)	(249)	(61)
Total net cash provided (used) in investing activities	2,290	(3,385)	5,758	(23,357)
Cash flows from financing activities:
Issuance of ordinary shares, net of issuance expenses				13,508
Proceeds from exercise of warrants				595
Proceeds from exercise of options				57
Total net cash provided by financing activities				14,160
Effect of exchange rate changes on cash and cash equivalents	(720)	(126)	(713)	72
decrease in cash, cash equivalents and restricted cash	(1,708)	(7,482)	(3,062)	(14,889)
Cash, cash equivalents and restricted cash at the beginning of the period	26,834	31,365	28,188	38,772
Cash, cash equivalents and restricted cash at the end of the period	25,126	23,883	25,126	23,883
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based payment	453	502	949	1,663
Depreciation	55	36	106	80
Revaluation of marketable securities	5,589	4	2,796	31
Exchange rate changes on cash and cash equivalents	720	126	713	(72)
Changes in assets and liabilities:
Decrease (increase) in other receivables	355	(52)	88	(123)
Increase (decrease) in trade payables	(30)	53	(2)	(171)
Change in operating lease liability	(233)	43	(292)	(122)
Increase (decrease) in other accounts payable	(71)	(1,520)	(325)	475
Adjustments to reconcile loss to net cash used in operating activities	6,838	(808)	4,033	1,761
Operating leases
Cash payments for operating leases	118	111	229	219
Non-cash activity
New operating lease assets obtained in exchange for operating lease liabilities				$ 972